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AllianzGI Emerging Markets Debt Fund
AllianzGI Emerging Markets Debt Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 1, 2019 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Debt Fund

(for purposes of this section only, the “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be hereby revised and restated in its entirety as follows:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt instruments issued by Emerging Market Sovereign, Emerging Market Quasi-Sovereign and Emerging Market Corporate issuers (each as defined below). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy described above. The Fund seeks to implement its sustainable responsible investing (“SRI”) strategy through the application of environmental, social and governance (“ESG”) factors in constructing its portfolio. The Fund incorporates the Manager’s proprietary ESG guidelines both in the selection of individual securities and in the construction of the overall portfolio. The Fund’s primary investment universe will consist of Emerging Market Sovereign bonds.

The instruments in which the Fund may invest may be denominated in non-U.S. currencies or the U.S. dollar. The Fund’s effective duration varies based on, among other things, the Manager’s forecast for interest rates. The Fund will normally seek to maintain an effective duration within one year above or below that of its benchmark, the JP Morgan J-ESG EMBI Global Diversified Index, which as of March 31, 2019 had an effective duration of 7.2 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it is expected to be to changes in interest rates. The Fund will normally seek to maintain a similar average credit rating to its benchmark, the JP Morgan J-ESG EMBI Global Diversified Index, which as of March 31, 2019 had an average credit rating of BB+/Ba1, but maintains flexibility to invest in securities of any credit quality.

“Emerging Market Sovereigns,” as used in the description above, refers to governments of emerging market countries. “Emerging Market Quasi-Sovereigns” refers to governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by an Emerging Market Sovereign, or whose obligations are guaranteed by an Emerging Market Sovereign. An “Emerging Market Corporate” issuer refers to any issuer other than an Emerging Market Sovereign or an Emerging Market Quasi-Sovereign that is located in an emerging market country. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Manager, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The portfolio managers may consider, but are not limited by, the classifications on the JP Morgan J-ESG EMBI Global Diversified Index in determining whether a country has an emerging market economy.

The portfolio managers follow a top-down macroeconomic approach in selecting securities and seek to add value primarily through country selection, while taking into account the Fund’s ESG guidelines described below. The portfolio managers first assess the global macroeconomic environment and potential implications to emerging markets. They perform a fundamental country-specific analysis to identify markets that may benefit from broader macroeconomic, industry or capital market developments. Examples include political and economic trends and reforms, central bank policy adjustments, economic productivity, foreign currency reserves, interest-rate cycles, industrial production, commodities and manufacturing dependence, public-sector borrowing, expected bond issues, foreign exchange vulnerability and foreign ownership of an issuer’s bonds.

A proprietary ESG scoring model (the “ESG Model”) is incorporated into the country and security selection process. The ESG Model is used by the investment team to rank the Fund’s investment universe, identify trends and detect non-financial risks that may impair an issuer’s creditworthiness. Each investable emerging market country is scored based on a set of factors that are regularly updated and indicate performance in environmental (ex. Pollution and air quality), social (ex. wealth distribution) and governance (ex. fiscal transparency) measures. Governance metrics represent a majority weighting in the investment strategy. The higher weighting reflects the portfolio managers’ belief that changes in governance indicators can foreshadow changes in social and environmental measures, especially in the context of sovereign issuers. In addition, an exclusion list is built to eliminate the Fund’s investment exposure to the countries at the bottom of the ranking system and deemed “worst in class” under the ESG Model’s scoring system with regard to any of the three “E”, “S”, or “G” components. The exclusion list is intended to insulate the Fund from the worst offenders in each ESG dimension, ensuring that a country performing particularly bad on any single ESG pillar is filtered out of the Fund’s investment universe even if it performs better on the other two pillars. The ESG Model has the potential to avoid outright sovereign defaults, and to help limit exposure to countries where ESG factors are gradually deteriorating, circumstances which may eventually lead to underperformance.

The portfolio managers combine the ESG Model scoring and fundamental analysis with an assessment of market valuation to identify the strongest investment opportunities. A proprietary relative value framework seeks to assess the different factors potentially driving changes in interest rate spreads across the investment universe while considering changes in fundamental and ESG factors associated with investing in different emerging markets countries. The team also considers the importance of structural and technical considerations that may have significant influence over the pricing of emerging market debt. The portfolio managers narrow the universe of investments through a qualitative analysis weighing these criteria and the ESG Model scoring. As a final step of the Fund’s investment process, the portfolio managers employ a risk management strategy that considers markets, duration, credit risk and liquidity risk to create a benchmark-aware portfolio.

The Fund may invest in debt instruments of all types and denominated in any currency (including, without limitation, U.S. Dollars, Euros, Swiss Francs, Japanese Yen, British Pound Sterling and other major currencies, as well as local currencies of emerging market countries) whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating or fixed rate. The Fund expects its currency exposure to be primarily to U.S. dollar-denominated bonds, and the portfolio managers achieve this exposure either directly by purchasing U.S. dollar-denominated bonds, or else indirectly by holding non-U.S. dollar investments paired with a hedging transaction for the same value back into U.S. dollars. Types of debt instruments purchased by the Fund may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans, participations, certificates of deposit, asset-backed securities and mortgage-backed securities. The Fund will limit its unhedged exposure to non-U.S. dollar-denominated debt to 20% of its net assets. The Fund may also invest a portion of its assets in money market instruments, including money market funds denominated in U.S. dollars or other currencies, as well as other investment companies, if the investment companies invest principally in the types of investments in which the Fund may invest directly. Shorting of individual bonds may also be part of the investment strategy. The Fund may enter into short sales of bonds for a range of purposes, including: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Fund; (iii) for investment return; and (iv) as part of its overall portfolio management strategies involving the use of derivative instruments.

The portfolio managers may sell a security for a variety of reasons, such as to invest in a security offering superior investment opportunities or in the event that the ESG Model scoring for a holding drops below an acceptable level.

The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options, forward contracts and swap agreements (including as the buyer or seller of credit default swaps), credit-linked notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging (either currencies or other exposures) or efficient portfolio management purposes, but also may use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Within the Fund Summary relating to the Fund, the following will be hereby added to the alphabetical list of principal risks in the subsection entitled “Principal Risks” after the first seven risks:

Sustainable Investing Risk: Because the Fund focuses on investments in companies that the Manager believes exhibit strong environmental, social, and corporate governance records, the Fund’s universe of investments may be smaller than that of other funds and broad equity benchmark indices.